Related parties (Tables)	12 Months Ended
Dec. 31, 2024
Remuneration
Disclosure Of Transactions Between Related Parties [Line Items]
Disclosure Of Transactions Between Related Parties Explanatory

Remuneration of key management

personnel
USD m, except where indicated 31.12.24 31.12.23 31.12.22
Base salaries and other cash payments
1
33 35 27
Incentive awards – cash
2
30 24 17
Annual incentive award under DCCP 39 36 25
Employer’s contributions to retirement benefit plans 3 3 2
Benefits in kind, fringe benefits (at market value) 2 1 1
Share-based compensation
3
65 63 45
Total 172 162 118
Total (CHF m)
4
151 147 114
1 For 2023 and 2022, may include role-based allowances in line with market practice and regulatory requirements. For 2024, role-based allowances for GEB

members were eliminated.

2 The cash portion may also
include blocked shares in line with regulatory

requirements.

3 Compensation expense is based on the share price

on grant date taking into account performance

conditions. Refer to Note 27 for more

information.
For GEB members, share-based

compensation for 2024, 2023 and

2022 was entirely composed of LTIP

awards. For the

Chairman and the Vice Chairman

of the BoD, the share-based

compensation for 2024, 2023
and 2022 was entirely composed of UBS

shares.

4 Swiss franc amounts disclosed represent the

respective US dollar amounts translated at the

applicable performance award currency exchange rates

(2024: USD /
CHF 0.88 ; 2023: USD / CHF 0.91 ; 2022: USD / CHF 0.96 ).

Equity holdings
Disclosure Of Transactions Between Related Parties [Line Items]
Disclosure Of Transactions Between Related Parties Explanatory

Equity holdings of key management personnel
1
31.12.24 31.12.23
Number of UBS Group AG shares held by members of the

BoD, GEB and parties closely linked to them
2
5,593,474 5,121,564
1 No options were held in 2024 and 2023 by non-independent members of the BoD or any GEB member or any of their related parties.

2 Excludes shares granted under variable compensation plans with forfeiture
provisions.

Key management personnel | Loans, advances and mortgages
Disclosure Of Transactions Between Related Parties [Line Items]
Disclosure Of Transactions Between Related Parties Explanatory

Loans, advances and mortgages to key management

personnel
1
USD m, except where indicated 2024 2023
Balance at the beginning of the year 61 33
Balance at the end of the year 51 61
Balance at the end of the year (CHF m)
2
46 52
1 All loans are secured loans.

2 Swiss franc amounts disclosed represent the respective US dollar amounts translated at the relevant year-end closing exchange rate.

Associates and joint ventures
Disclosure Of Transactions Between Related Parties [Line Items]
Disclosure Of Transactions Between Related Parties Explanatory

Loans to and outstanding receivables from associates

and joint ventures
USD m 2024 2023
Carrying amount at the beginning of the year 271 217
Additions 866 824
Reductions (440) (796)
Foreign currency translation (34) 26
Carrying amount at the end of the year

663 271
of which: unsecured loans and receivables 656 263

Other transactions with associates and

joint ventures
As of or for the year ended
USD m 31.12.24 31.12.23
Payments to associates and joint ventures for goods and services received
228 190
Fees received for services provided to associates and joint ventures 39 24
Liabilities to associates and joint ventures 312 106